Consolidated Statements of Stockholders' Deficit (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Additional Paid-in Capital [Member]
Issuance costs	$ 152	$ 12
AOCI Attributable to Parent [Member]
Foreign currency translation, tax	$ 0	$ 0